Eaton Vance

TABS Short-Term Municipal Bond Fund

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.1%

Security	Principal Amount (000’s omitted)	Value
Education — 2.3%
Noblesville Multi-School Building Corp., IN, 5.00%, 7/15/22	$3,075	$3,348,859
Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	225	257,020
University of Texas, Prerefunded to 2/15/20, 5.00%, 8/15/23	2,975	3,007,517

		$6,613,396

Electric Utilities — 1.3%
Denton, TX, Utility System Revenue, 5.00%, 12/1/26	$1,000	$1,236,300
Lakeland, FL, Energy System Revenue, 2.75%, 10/1/28	500	527,385
Seattle, WA, Municipal Light and Power Revenue, 1.61%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	1,000	1,005,350
Southern California Public Power Authority, 5.00%, 7/1/27	1,000	1,064,230

		$3,833,265

Escrowed/Prerefunded — 8.1%
Fairfax County, VA, Prerefunded to 4/1/20, 4.00%, 4/1/23	$500	$505,720
Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	5,000	4,724,300
Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/25	5,750	5,250,957
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/49	33,580	7,916,821
St. Mary Hospital Authority, PA, (Catholic Health East), Prerefunded to 5/15/20, 5.00%, 11/15/22	5,000	5,102,050

		$23,499,848

General Obligations — 35.2%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/26	$2,000	$2,466,160
Birmingham, AL, 5.00%, 12/1/28	1,475	1,868,545
Branford, CT, 2.00%, 10/15/27	1,000	1,004,650
Brown County, WI, 4.00%, 11/1/21	620	637,521
California, 2.111%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	7,500	7,522,425
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	149,321
Clark County, NV, 5.00%, 12/1/27	2,500	3,167,925
Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	150	140,962
College Station, TX, 5.00%, 2/15/24	230	241,111
Columbia County, WI, 4.00%, 8/1/29	1,100	1,256,838
Columbus, OH, 5.00%, 4/1/31	5,295	6,820,595
Cuyahoga County, OH, 4.00%, 12/1/37	2,000	2,043,400
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,799,690
El Dorado Union High School District, CA, 0.00%, 8/1/21	45	44,004
Fairfax County, VA, 4.00%, 4/1/23	500	506,055
Florida Board of Education, 4.00%, 6/1/26	3,000	3,204,720
Florida Board of Education, 5.00%, 6/1/22	830	848,401
Fort Worth, TX, 5.00%, 3/1/28	1,130	1,426,275

Security	Principal Amount (000’s omitted)	Value
Glasscock County Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	$300	$300,921
Hawaii, 5.00%, 10/1/29	2,500	3,145,825
Hazelwood School District, MO, 4.00%, 3/1/28	3,295	3,770,897
Houston Independent School District, TX, (PSF Guaranteed), 2.20% to 6/1/20 (Put Date), 6/1/39	2,000	2,009,360
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	525	505,491
Illinois Community College District No. 525, 3.00%, 6/1/25	500	517,365
Johnston County, NC, 5.00%, 2/1/24	2,500	2,892,200
Joliet Community College District No. 525, IL, 4.00%, 6/1/26	2,080	2,224,248
Katy Independent School District, TX, (PSF Guaranteed), 1.562%, (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put Date), 8/15/36(1)	2,000	2,000,040
Lake County Community College District No. 532, IL, 4.00%, 6/1/21	4,230	4,410,156
Leander Independent School District, TX, 0.00%, 8/15/20	3,000	2,967,060
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	700	673,981
Manhattan Beach Unified School District, CA, (Election of 2016), 3.00%, 9/1/26	230	259,394
Manhattan Beach Unified School District, CA, (Election of 2016), 3.00%, 9/1/27	270	307,406
Massachusetts, 5.00%, 12/1/24	5,000	5,930,250
Miami-Dade County, FL, 5.00%, 7/1/26	1,000	1,234,360
Montgomery County, MD, 5.00%, 12/1/27	5,000	5,903,600
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/23	945	901,473
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	843,993
New York, 5.00%, 8/1/26	1,000	1,231,660
Ocean City, NJ, 3.00%, 9/15/30	1,000	1,044,100
Ocean City, NJ, 3.00%, 9/15/31	1,000	1,039,390
Ohio, 5.00%, 6/15/27	2,500	2,807,975
Peralta Community College District, CA, 5.00%, 8/1/23	140	159,603
Rose Tree Media School District, PA, 5.00%, 4/1/27	1,000	1,212,390
Schaumburg, IL, 4.00%, 12/1/25	1,150	1,241,448
South Orange-Maplewood School District, NJ, 2.00%, 8/15/27	1,000	1,003,060
Springfield School District No. 19, OR, 5.00%, 6/15/30	855	1,012,850
Sugar Land, TX, 5.00%, 2/15/23	1,105	1,237,114
Tennessee, 3.00%, 10/1/26	275	279,331
Travis County, TX, Limited Tax Obligations, 2.00%, 3/1/27	1,140	1,165,410
Upper Merion Area School District, PA, 2.30%, 2/15/24	725	725,515
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	610	626,208
Vistancia Community Facilities District, AZ, 5.00%, 7/15/25	1,350	1,384,722
Wentzville R-IV School District, MO, 0.00%, 3/1/29	290	226,452
West Chester Area School District, PA, 4.00%, 5/15/28	1,365	1,518,945
West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	366,837
Williamson County, TN, 4.00%, 4/1/28	1,000	1,154,540
Williamson County, TN, 5.00%, 4/1/25	3,475	4,162,772
Wilton, CT, 2.00%, 5/1/27	360	368,345
Wilton, CT, 2.00%, 5/1/28	220	224,099
Wylie Independent School District, TX, (PSF Guaranteed), 2.25% to 8/15/23, 8/15/41(2)	1,000	1,008,370

		$102,147,754

Hospital — 11.8%
Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare), 5.00%, 7/1/20	$445	$455,573
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/25	650	774,826
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/20	6,395	6,472,827

Security	Principal Amount (000’s omitted)	Value
Maricopa County Industrial Development Authority, AZ, (Banner Health), 1.50%, (SIFMA + 0.38%), 10/18/22 (Put Date), 1/1/35(1)	$1,000	$1,002,010
Michigan Finance Authority, (McLaren Health Care), 5.00%, 2/15/28	1,000	1,256,650
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/26	2,500	3,057,025
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/27	3,500	4,374,160
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	1,999,198
Utah County, UT, (IHC Health Services, Inc.), 5.00% to 8/1/24 (Put Date), 5/15/57	4,000	4,568,200
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	6,000	6,882,300
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 1.77%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	2,200	2,207,722
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,161,245

		$34,211,736

Housing — 2.3%
New York Housing Finance Agency, (Affordable Housing Corp.), 2.65%, 5/1/23	$2,500	$2,540,225
New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	4,000	4,017,600

		$6,557,825

Insured – General Obligations — 0.7%
Cypress Hill Municipal Utility District No. 1, TX, (BAM), 3.00%, 9/1/29	$805	$836,017
Cypress Hill Municipal Utility District No. 1, TX, (BAM), 3.00%, 9/1/31	610	628,739
Washington, (NPFG), 0.00%, 6/1/21	620	608,121

		$2,072,877

Insured – Housing — 0.1%
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 7/1/21	$140	$141,939

		$141,939

Insured – Lease Revenue/Certificates of Participation — 0.1%
Conotton Valley Union Local School District, OH, (MAC), 5.00%, 12/1/26	$300	$358,422

		$358,422

Insured – Water and Sewer — 0.1%
Harris County Municipal Utility District No. 374, TX, (BAM), 3.00%, 9/1/26	$335	$356,175

		$356,175

Lease Revenue/Certificates of Participation — 6.8%
Colorado, (Building Excellent Schools Today), 5.00%, 3/15/27	$3,275	$4,084,842
Colorado, (Rural Colorado), 5.00%, 12/15/25	6,000	7,267,740
Malibu, CA, 5.00%, 11/1/38	275	275,740
Malibu, CA, 5.00%, 11/1/43	225	225,594
Malibu, CA, 5.00%, 11/1/48	375	376,035
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/20	610	623,164
Ohio, (Voting System Acquisition Project), 5.00%, 9/1/28	5,150	6,553,787
Volusia County School Board, FL, 5.00%, 8/1/21	325	345,985

		$19,752,887

Other Revenue — 3.6%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.839%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	$6,500	$6,504,745
Johnson County Public Building Commission, KS, (Courthouse and Medical Examiner’s Facility), 5.00%, 9/1/25	3,325	4,031,662

		$10,536,407

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.5%
Colorado Health Facilities Authority, (The Evangelical Lutheran Good Samaritan Society), Prerefunded to 6/1/27, 5.00%, 6/1/47	$1,075	$1,339,966

		$1,339,966

Special Tax Revenue — 4.1%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 1.57%, (SIFMA + 0.45%), 11/1/23 (Put Date), 11/1/45(1)	$1,000	$1,000,440
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	5,770	6,941,714
Reno, NV, Sales Tax Revenue, 5.00%, 6/1/25	750	882,720
Sales Tax Asset Receivable Corp., 5.00%, 10/15/27	1,500	1,771,755
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,138,292

		$11,734,921

Transportation — 14.1%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/25	$2,500	$2,751,675
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.019%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	10,000	10,017,400
E-470 Public Highway Authority, CO, 1.629%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	5,000	5,000,200
Illinois Toll Highway Authority, 5.00%, 1/1/27	3,000	3,667,770
Illinois Toll Highway Authority, 5.00%, 1/1/28	3,000	3,735,120
Massachusetts Department of Transportation, 5.00%, 1/1/32	1,000	1,270,320
Pennsylvania Turnpike Commission, 1.82%, (SIFMA + 0.70%), 12/1/23(1)	3,000	3,024,120
South Carolina Transportation Infrastructure Bank, 1.811%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(1)	11,445	11,455,758

		$40,922,363

Water and Sewer — 6.1%
Charleston, SC, Waterworks and Sewer System Revenue, 1.617%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(1)	$5,000	$5,007,100
Houston, TX, Combined Utility System Revenue, 1.61%, (70% of 1 mo. USD LIBOR + 0.36%), 8/1/21 (Put Date), 5/15/34(1)	3,500	3,502,345
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/27	1,500	1,892,820
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25	500	594,990
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,022,958
Oklahoma City Water Utilities Trust, OK, 4.00%, 7/1/25	1,000	1,100,090
Riverside, CA, Water System Revenue, 1.75%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	870	871,575
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 2.125% to 10/1/23 (Put Date), 10/1/48	2,500	2,573,675
Sanford, NC, Enterprise Systems Revenue, 5.00%, 6/1/27	605	756,595
Sanford, NC, Enterprise Systems Revenue, 5.00%, 6/1/29	305	394,950

		$17,717,098

Total Tax-Exempt Municipal Securities — 97.1% (identified cost $273,328,214)		$281,796,879

Taxable Municipal Securities — 1.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
New York Environmental Facilities Corp., NY, 2.42%, 1/15/23	$530	$538,676

		$538,676

Lease Revenue/Certificates of Participation — 0.3%
Oregon Department of Administrative Services, (Elliott State Forest), 3.169%, 5/1/26	$1,000	$1,056,880

		$1,056,880

Special Tax Revenue — 0.7%
New York Urban Development Corp., Personal Income Tax Revenue, 3.20%, 3/15/22	$900	$925,083
Successor Agency to San Diego Redevelopment Agency, CA, 3.25%, 9/1/22	600	621,702
Successor Agency to San Diego Redevelopment Agency, CA, 3.375%, 9/1/23	450	473,121

		$2,019,906

Total Taxable Municipal Securities — 1.2% (identified cost $3,495,969)		$3,615,462

Total Investments — 98.3% (identified cost $276,824,183)		$285,412,341

Other Assets, Less Liabilities — 1.7%		$4,915,716

Net Assets — 100.0%		$290,328,057

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	11.7%
California	11.6%
Others, representing less than 10% individually	75.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2019, 1.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 0.6% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(2)	Multi-step coupon security. Interest rate represents the rate in effect at October 31, 2019.

Abbreviations:

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

MAC	-	Municipal Assurance Corp.

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

USD	-	United States Dollar

The Fund did not have any open derivative instruments at October 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$281,796,879	$—	$281,796,879
Taxable Municipal Securities	—	3,615,462	—	3,615,462
Total Investments	$—	$285,412,341	$—	$285,412,341

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.